Risk Management (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Assets	R$ 21,665,330	R$ 17,601,626
Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities	(1,985,739)
Probable Scenario [Member] | Interest rate risk [member] | Interest To Be Incurred [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(4,245,811)
Probable Scenario [Member] | Interest rate risk [member] | Interest To Be Incurred 1 [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(222,864)
Probable Scenario [Member] | Interest rate risk [member] | Financial Income [Member]
IfrsStatementLineItems [Line Items]
Assets	1,694,532
Probable Scenario [Member] | Interest rate risk [member] | Operating Revenue [Member]
IfrsStatementLineItems [Line Items]
Assets	864,858
C D I [Member] | Exposure [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Assets	12,261,445
Liabilities	R$ (30,722,218)
C D I [Member] | Probable Scenario [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Assets Interest Rate	13.82%
Liabilities Interest Rate	13.82%
C D I Net Exposure [Member] | Exposure [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Exposure interest rate risk	R$ (18,460,773)
Exposure interest rate risk	18,460,773
C D I Net Exposure [Member] | Probable Scenario [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Exposure interest rate risk	(2,551,279)
Exposure interest rate risk	2,551,279
I P C A [Member] | Exposure [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Assets	21,665,330
Liabilities	R$ (5,582,893)
I P C A [Member] | Probable Scenario [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Assets Interest Rate	3.99%
Liabilities Interest Rate	3.99%
I P C A Net Exposure [Member] | Exposure [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Exposure interest rate risk	R$ (16,082,437)
Exposure interest rate risk	16,082,437
I P C A Net Exposure [Member] | Probable Scenario [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Exposure interest rate risk	(641,995)
Exposure interest rate risk	641,995
T R [Member] | Exposure [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (1,629,756)
T R [Member] | Probable Scenario [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities Interest Rate	0.0204%
T R [Member] | Probable Scenario [Member] | Interest rate risk [member] | Interest To Be Incurred [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (332)
T J L P [Member] | Exposure [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (825,206)
T J L P [Member] | Probable Scenario [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities Interest Rate	9.22%
T J L P [Member] | Probable Scenario [Member] | Interest rate risk [member] | Interest To Be Incurred [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (76,123)